Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Macro Portfolio
Entity Central Index Key	0000918706
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014299
Shareholder Report [Line Items]
Fund Name	Global Macro Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Macro Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Portfolio	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,068	$10,005	$10,001
12/15	$10,097	$9,978	$10,004
1/16	$10,000	$10,123	$10,004
2/16	$10,012	$10,221	$10,007
3/16	$10,116	$10,305	$10,011
4/16	$10,152	$10,322	$10,014
5/16	$10,223	$10,366	$10,015
6/16	$10,248	$10,563	$10,018
7/16	$10,297	$10,627	$10,021
8/16	$10,438	$10,621	$10,023
9/16	$10,468	$10,620	$10,028
10/16	$10,498	$10,517	$10,031
11/16	$10,424	$10,343	$10,032
12/16	$10,500	$10,372	$10,037
1/17	$10,530	$10,334	$10,041
2/17	$10,537	$10,422	$10,045
3/17	$10,661	$10,417	$10,047
4/17	$10,715	$10,488	$10,054
5/17	$10,746	$10,549	$10,059
6/17	$10,776	$10,520	$10,067
7/17	$10,760	$10,554	$10,076
8/17	$10,826	$10,650	$10,085
9/17	$10,833	$10,601	$10,094
10/17	$10,900	$10,646	$10,103
11/17	$10,943	$10,663	$10,111
12/17	$10,950	$10,686	$10,123
1/18	$11,030	$10,610	$10,135
2/18	$11,001	$10,586	$10,144
3/18	$10,996	$10,674	$10,158
4/18	$10,931	$10,634	$10,172
5/18	$10,865	$10,674	$10,187
6/18	$10,799	$10,694	$10,204
7/18	$10,819	$10,697	$10,220
8/18	$10,703	$10,730	$10,239
9/18	$10,686	$10,689	$10,255
10/18	$10,619	$10,668	$10,272
11/18	$10,577	$10,720	$10,293
12/18	$10,590	$10,875	$10,312
1/19	$10,727	$10,990	$10,333
2/19	$10,802	$11,003	$10,351
3/19	$10,802	$11,200	$10,374
4/19	$10,828	$11,207	$10,394
5/19	$10,891	$11,368	$10,417
6/19	$11,054	$11,528	$10,440
7/19	$11,217	$11,618	$10,459
8/19	$11,163	$11,882	$10,481
9/19	$11,276	$11,827	$10,499
10/19	$11,293	$11,806	$10,519
11/19	$11,439	$11,792	$10,532
12/19	$11,623	$11,768	$10,547
1/20	$11,706	$11,981	$10,562
2/20	$11,656	$12,127	$10,577
3/20	$10,878	$11,938	$10,608
4/20	$11,161	$12,132	$10,609
5/20	$11,464	$12,166	$10,609
6/20	$11,594	$12,227	$10,610
7/20	$11,603	$12,360	$10,613
8/20	$11,747	$12,271	$10,613
9/20	$11,730	$12,316	$10,615
10/20	$11,752	$12,317	$10,616
11/20	$11,925	$12,387	$10,617
12/20	$12,040	$12,425	$10,618
1/21	$12,090	$12,358	$10,619
2/21	$12,100	$12,166	$10,620
3/21	$12,040	$12,118	$10,620
4/21	$12,105	$12,150	$10,621
5/21	$12,184	$12,177	$10,621
6/21	$12,249	$12,236	$10,620
7/21	$12,231	$12,388	$10,621
8/21	$12,297	$12,364	$10,621
9/21	$12,292	$12,247	$10,622
10/21	$12,259	$12,215	$10,622
11/21	$12,198	$12,302	$10,622
12/21	$12,303	$12,252	$10,623
1/22	$12,270	$12,060	$10,623
2/22	$12,107	$11,899	$10,624
3/22	$11,872	$11,643	$10,627
4/22	$12,041	$11,330	$10,629
5/22	$11,920	$11,314	$10,636
6/22	$11,748	$11,142	$10,638
7/22	$11,546	$11,426	$10,644
8/22	$11,785	$11,128	$10,661
9/22	$11,681	$10,771	$10,687
10/22	$11,769	$10,734	$10,704
11/22	$12,052	$11,007	$10,739
12/22	$12,246	$10,877	$10,778
1/23	$12,441	$11,128	$10,811
2/23	$12,501	$10,951	$10,847
3/23	$12,485	$11,193	$10,893
4/23	$12,515	$11,251	$10,928
5/23	$12,652	$11,207	$10,970
6/23	$12,852	$11,200	$11,021
7/23	$12,898	$11,204	$11,065
8/23	$12,913	$11,190	$11,114
9/23	$12,834	$10,997	$11,165
10/23	$12,849	$10,919	$11,215
11/23	$12,927	$11,294	$11,266
12/23	$13,101	$11,655	$11,318
1/24	$13,212	$11,632	$11,366
2/24	$13,356	$11,552	$11,413
3/24	$13,580	$11,656	$11,464
4/24	$13,580	$11,469	$11,513
5/24	$13,758	$11,570	$11,569
6/24	$13,741	$11,671	$11,616
7/24	$13,855	$11,896	$11,668
8/24	$13,871	$12,026	$11,724
9/24	$13,986	$12,166	$11,775
10/24	$13,952	$12,001	$11,819
11/24	$14,052	$12,144	$11,865
12/24	$14,239	$12,051	$11,912
1/25	$14,459	$12,097	$11,956
2/25	$14,578	$12,243	$11,994
3/25	$14,645	$12,192	$12,034
4/25	$14,679	$12,312	$12,076
5/25	$14,886	$12,271	$12,120
6/25	$15,024	$12,389	$12,160
7/25	$15,128	$12,379	$12,201
8/25	$15,266	$12,447	$12,249
9/25	$15,439	$12,538	$12,290
10/25	$15,663	$12,637	$12,333

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Global Macro Portfolio	12.26%	5.91%	4.59%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,983,350,329
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 12,330,049
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,983,350,329
# of Portfolio Holdings (including derivatives)	1,144
Portfolio Turnover Rate	142%
Total Advisory Fees Paid	$12,330,049

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122